PROPERTY AND EQUIPMENT (Details) - Property, Plant and Equipment - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Manufacturing Equipment- Molds	$ 118,763	$ 70,363
Accumulated Depreciation	(37,054)	(35,917)
	$ 81,709	34,446	$ 15,700
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Manufacturing Equipment- Molds		70,363	50,963
Accumulated Depreciation		$ (35,917)	$ (35,263)